Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Reconciliation of Liabilities Arising From Financing Activities (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 566,742	$ 82,429	¥ 559,398
Changes from financing cash flows
New bank borrowings raised	473,000	68,795	558,000
Repayment of bank borrowings	(558,000)	(81,158)	(558,000)
Advance from a shareholder	1,865	271	10,149
Repayment to a shareholder	(696)	(101)	(2,805)
Total changes from financing cash flows	(83,831)	(12,193)	7,344
Ending balance	482,911	$ 70,236	566,742
Bank borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	558,000		558,000
Changes from financing cash flows
New bank borrowings raised	473,000		558,000
Repayment of bank borrowings	(558,000)		(558,000)
Total changes from financing cash flows	(85,000)
Ending balance	473,000		558,000
Shareholders' [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,742		1,398
Changes from financing cash flows
Advance from a shareholder	1,865		10,149
Repayment to a shareholder	(696)		(2,805)
Total changes from financing cash flows	1,169		7,344
Ending balance	¥ 9,911		¥ 8,742